Finance debt (Tables)	6 Months Ended
Jun. 30, 2022
Finance Debt
Balance by type of finance debt

23.1.	Balance by type of finance debt
In Brazil	06.30.2022	12.31.2021
Banking Market	1,242	1,237
Capital Market	2,800	2,504
Development banks (*)	770	769
Others	6	7
Total	4,818	4,517
Abroad
Banking Market	7,916	8,525
Capital Market	15,461	19,527
Export Credit Agency	2,688	2,951
Others	168	180
Total	26,233	31,183
Total finance debt	31,051	35,700
Current	4,116	3,641
Non-current	26,935	32,059
(*) It includes BNDES, FINAME and FINEP

Schedule of current finance debt	Current finance debt is composed of:
	06.30.2022	12.31.2021
Short-term debt	151	108
Current portion of long-term debt	3,497	3,063
Accrued interest on short and long-term debt	468	470
Total	4,116	3,641

Changes in Finance Debt

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,517	31,183	35,700
Additions	−	330	330
Principal amortization (*)	(177)	(5,186)	(5,363)
Interest amortization (*)	(125)	(790)	(915)
Accrued interest (**)	201	953	1,154
Foreign exchange/ inflation indexation charges	109	(532)	(423)
Cumulative translation adjustment (CTA)	293	275	568
Balance at June 30, 2022	4,818	26,233	31,051

	In Brazil	Abroad	Total
Balance at December,31 2020	8,854	45,035	53,889
Additions	-	1,668	1,668
Principal amortization (*)	(3,430)	(9,254)	(12,684)
Interest amortization (*)	(158)	(1,106)	(1,264)
Accrued interest (**)	159	1,436	1,595
Foreign exchange/ inflation indexation charges	127	(220)	(93)
Cumulative translation adjustment (CTA)	213	180	393
Balance at June 30, 2021	5,765	37,739	43,504
(*) It includes pre-payments.
(**) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Schedule of cash flows reconciliation

			Jan-Jun/2022			Jan-Jun/2021
	Additions	Principal amortization	Interest amortization	Additions	Principal amortization	Interest amortization
Movement in financing	330	(5,363)	(915)	1,668	(12,684)	(1,264)
Repurchase of debt securities	−	(110)	−	−	(848)	−
Deposits linked to financing (*)	−	(4)	(1)	−	(26)	37
Net cash used in financing activities	330	(5,477)	(916)	1,668	(13,558)	(1,227)
(*)	Deposits linked to financing with China Development Bank (CDB), with semiannual settlements in June and December.

Summarized Information on Current and Non-Current Finance Debt

Maturity in	2022	2023	2024	2025	2026	2027 onwards	Total (*)	Fair Value

Financing in U.S.Dollars (US$):	1,648	2,558	3,257	2,585	1,545	12,093	23,686	23,491
Floating rate debt (**)	1,248	2,558	2,675	1,934	1,143	897	10,455
Fixed rate debt	400	-	582	651	402	11,196	13,231
Average interest rate p.a.	5.0%	6.2%	6.1%	6.0%	6.4%	6.6%	6.4%
Financing in Brazilian Reais (R$):	954	481	671	221	436	2,053	4,816	4,643
Floating rate debt (***)	702	282	280	138	138	528	2,068
Fixed rate debt	252	199	391	83	298	1,525	2,748
Average interest rate p.a.	6.1%	5.9%	5.4%	4.8%	4.3%	4.8%	5.2%
Financing in Euro (€):	-	15	13	313	-	570	911	891
Fixed rate debt	-	15	13	313	-	570	911
Average interest rate p.a.	-	4.7%	4.7%	4.7%	-	4.7%	4.7%
Financing in Pound Sterling (£):	39	16	-	-	651	932	1,638	1,556
Fixed rate debt	39	16	-	-	651	932	1,638
Average interest rate p.a.	6.2%	6.2%	-	-	6.2%	6.4%	6.3%
Total as of June 30, 2022	2,641	3,070	3,941	3,119	2,632	15,648	31,051	30,581
Average interest rate	5.3%	6.1%	6.0%	5.8%	6.0%	6.5%	6.3%
Total as of December 31, 2021	3,641	2,973	3,988	3,449	2,832	18,817	35,700	37,891
Average interest rate	5.2%	5.3%	5.5%	5.6%	5.9%	6.5%	6.2%
(*)	The average maturity of outstanding debt as of June 30, 2022 and 2021 is 13.04 years (13.39 years as of December 31, 2021).
(**)	Operations with variable index + fixed spread.
(***)	Operations with variable index + fixed spread, if applicable.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2022	2023	2024	2025	2026	2027 and thereafter	06.30.2022	12.31.2021
Principal	2,150	3,102	4,039	3,210	2,723	16,572	31,796	36,557
Interest	933	1,665	1,488	1,243	1,115	20,090	26,533	30,557
Total	3,083	4,767	5,527	4,453	3,838	36,662	58,329	67,114

Lines of credit

23.5.	Lines of credit
						06.30.2022
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV (*)	Syndicate of banks	3/27/2019	2/27/2024	3,250	−	3,250
Total				8,250	−	8,250

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	382	−	382
Petrobras	Bradesco	6/1/2018	5/31/2023	382	−	382
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	382	−	382
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	63	−	63
Total				1,209	−	1,209
(*)	In April 2021, the subsidiary PGT BV extended part of the Revolving Credit Facility. As such, US$ 2,050 will be available for withdrawal from February 28, 2024 until February 27, 2026.